Investments carried under the equity method (Tables)	3 Months Ended
Mar. 31, 2019
Investments carried under the equity method [Abstract]
Investments in associates
The table below shows the breakdown of the investments held in associates as of March 31, 2019 and December 31, 2018:

	Balance as of March 31,	Balance as of December 31,
	2019	2018
	($ in thousands)
Evacuación Valdecaballeros, S.L.	8,652	8,773
Myah Bahr Honaine, S.P.A.(*)	44,663	43,161
Pectonex, R.F. Proprietary Limited	1,461	1,485
ABY Infraestructuras, S.L.	1	-
Ca Ku A1, S.A.P.I. de CV (PTS)	-	-
Evacuación Villanueva del Rey, S.L	-	-
Total	54,777	53,419

(*) Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these consolidated condensed interim financial statements. Geida Tlemcen, S.L. is 50% owned by Atlantica.